Cover	12 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	DIGINEX LIMITED
Entity Central Index Key	0002010499
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	25 Wilton Road
Entity Address, Address Line Two	Victoria
Entity Address, Address Line Three	London
Entity Address, City or Town	Greater London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1V 1LW
City Area Code	+44
Local Phone Number	203 998 0008
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates